Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	CAPITAL GROUP U.S. EQUITY FUND
Entity Central Index Key	0001785360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2021
Document Effective Date	Jan. 01, 2022
Prospectus Date	Jan. 01, 2022
Capital Group U.S. Equity FundSM | Share class
Prospectus:
Trading Symbol	CUSEX